Other Financial and Non-Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Breakdown of Other Financial and Non-Financial Liabilities
The breakdown of the other financial and non-financial liabilities account in the statement of financial position is as follows:

Other financial liabilities	12/31/2019	12/31/2018
Credit and debit card settlement - due to merchants	13,479,768	15,689,033
Amounts payable for spot purchases pending settlement	2,554,079	1,433,557
Payment orders pending settlement foreign exchange	2,049,119	2,452,343
Collections and other transactions on account and behalf others	1,572,868	1,138,290
Leases liabilities (see note 13)	916,948
Amounts payable for spot purchases of foreign currency pending settlement	23,130	1,066,244
Amounts payable for spot purchases of government securities pending settlement	13,671	96,712
Other	1,560,025	1,682,951

	22,169,608	23,559,130

Other non-financial liabilities	12/31/2019	12/31/2018
Salaries and payroll taxes payables (see note 49.1.c)	3,668,419	2,541,838
Withholdings	2,306,083	2,135,682
Taxes payables	1,895,286	2,111,035
Miscellaneous payables	958,213	940,357
Fees payables	490,163	237,009
Retirement pension payment orders pending settlement	332,044	392,776
Other	474,281	686,320

	10,124,489	9,045,017